Commitments And Contingencies (Underground Electric Facilities, CPUC) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Underground electric, conversion costs committed	$ 277
Underground electric, conversion costs expected	$ 86